ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
MG Cleaners Llc [Member]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 4 – ACCRUED EXPENSES

Accrued expenses as of June 30, 2017 and December 31, 2016 included the following:

	June 30, 2017	December 31, 2016

Salaries payable	$13,649	$6,372
Payroll taxes payable	13,984	91,962
Sales tax payable	1,489	10,793
Interest payable	7,496	11,646
Credit cards payable	8,211	10,323
Inventory purchases payable	34,842	75,538
Other	12,872	24,889

Total Accrued Expenses	$92,543	$231,523

NOTE 4 – ACCRUED EXPENSES

Accrued expenses as of December 31, 2016 and 2015 included the following:

	December 31, 2016	December 31, 2015

Salaries payable	$6,372	$5,599
Payroll taxes payable	91,962	60,333
Sales tax payable	10,793	16,999
Interest payable	11,646	1,507
Credit cards payable	10,323	4,577
Inventory purchases payable	75,539	105,248
Other	24,888	10,374

Total Accrued Expenses	$231,523	$204,637

In September 2016, the Company entered into a forbearance agreement with a vendor relating to outstanding amounts owed by the Company of $19,674. Under the terms of the agreement, the outstanding amount owed was reduced to $8,703, to be paid at a rate of $1,000 monthly beginning in September 2016. The Company recognized a gain on settlement in 2016 of $10,971.

In November 2016, the Company entered into a forbearance agreement with a vendor relating to outstanding amounts owed by the Company of $6,831. Under the terms of the agreement, the outstanding amount is to be paid at a rate of $500 monthly beginning in December 2016.

 In December 2016, the Company entered into a forbearance agreement with a vendor relating to outstanding amounts owed by the Company of $34,298. Under the terms of the agreement, the outstanding amount is to be paid at a rate of $1,000 monthly beginning in January 2017.

In December 2016, the Company entered into a forbearance agreement with a vendor relating to outstanding amounts owed by the Company of $20,600. Under the terms of the agreement, the outstanding amount is to be paid at a rate of $1,000 monthly beginning in January 2017.